Segmented information	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segmented information [Text Block]

32. Segmented information

Hudbay is an integrated metals producer. When making decisions on expansions, opening or closing mines, as well as day to day operations, management evaluates the results from operating activities of the Company. Hudbay's main mining operations are located in Manitoba and Saskatchewan (Canada) and Cusco (Peru) and are included in the Manitoba segment and Peru segment, respectively. The Manitoba and Peru segments generate Hudbay's revenue. The Manitoba segment sells copper concentrate (containing copper, gold and silver), silver/gold doré, zinc concentrate (containing zinc and gold) and other products. The Peru segment consists of Hudbay's Constancia operation and sells copper concentrate and molybdenum concentrate. Hudbay's Arizona segment consists of the Copper World project located in Arizona. Corporate and other activities include the Company's exploration activities in Chile and Nevada. The exploration entities are not individually significant, as they do not meet the minimum quantitative thresholds. Corporate activities are not considered a segment and are included as a reconciliation to total consolidated results. Accounting policies for each reported segment are the same as those of the Company. Results from operating activities represents the profit earned by each segment without allocation of corporate costs. This is the measure reported to the chief operating decision-maker, Hudbay's President and Chief Executive Officer, for the purposes of resource allocation and the assessment of segment performance. Total assets and liabilities do not reflect intercompany balances, which have been eliminated on consolidation.

Year ended December 31, 2022
	Manitoba	Peru	Arizona	Corporate and other activities	Total
Revenue from external customers	$633,290	$828,150	$-	$-	$1,461,440
Cost of sales
Mine operating costs	427,402	419,535	-	-	846,937
Depreciation and amortization	126,572	211,043	-	-	337,615
Gross profit	79,316	197,572	-	-	276,888
Selling and administrative expenses	-	-	-	33,986	33,986
Exploration expenses	10,644	13,359	8,657	1,851	34,511
Other expenses (income)	10,981	16,016	6,047	(458)	32,586
Re-evaluation adjustment - environmental provision	(133,460)	-	-	-	(133,460)
Impairment - Arizona	-	-	94,956	-	94,956
Results from operating activities	$191,151	$168,197	$(109,660)	$(35,379)	$214,309
Net interest expense on long term debt					67,663
Accretion on streaming arrangements					27,778
Change in fair value of financial instruments					942
Other net finance costs					22,111
Profit before tax					95,815
Tax expense					25,433
Profit for the year					$70,382

Year ended December 31, 2021
	Manitoba	Peru	Arizona	Corporate and other activities	Total
Revenue from external customers	$740,454	$761,544	$-	$-	$1,501,998
Cost of sales
Mine operating costs	459,399	360,183	-	-	819,582
Depreciation and amortization	163,516	194,408	-	-	357,924
Impairment - environmental provision	193,473	-	-	-	193,473
Gross (loss) profit	(75,934)	206,953	-	-	131,019
Selling and administrative expenses	-	-	-	43,011	43,011
Exploration expenses	5,031	9,218	24,935	39	39,223
Other expenses (income)	15,960	10,491	13,399	(4,731)	35,119
Re-evaluation adjustment - environmental provision	(4,602)	-	-	-	(4,602)
Results from operating activities	$(92,323)	$187,244	$(38,334)	$(38,319)	$18,268
Net interest expense on long term debt					74,748
Accretion on streaming arrangements					42,654
Change in fair value of financial instruments					54,514
Other net finance costs					49,103
Loss before tax					(202,751)
Tax expense					41,607
Loss for the year					$(244,358)

December 31, 2022
	Manitoba	Peru	Arizona	Corporate and other activities	Total
Total assets	$690,403	$2,532,750	$713,567	$389,223	$4,325,943
Total liabilities	427,107	974,184	36,131	1,316,712	2,754,134
Property, plant and equipment[1]	691,836	2,115,495	704,472	40,627	3,552,430

[1]Included in Corporate and Other activities is $27.4 million of property, plant and equipment that is located in Nevada.
December 31, 2022
	Manitoba	Peru	Arizona	Corporate and other activities	Total
Additions to property, plant and equipment	$161,849	$123,288	$63,238	$168	$348,543

December 31, 2021
	Manitoba	Peru	Arizona	Corporate and other activities	Total
Total assets	$812,137	$2,624,251	$745,371	$434,472	$4,616,231
Total liabilities	655,095	1,023,186	75,782	1,385,340	3,139,403
Property, plant and equipment[1]	706,330	2,256,687	735,127	42,822	3,740,966

[1]Included in Corporate and Other activities is $28.3 million of property, plant and equipment that is located in Nevada.

December 31, 2021
	Manitoba	Peru	Arizona	Corporate and other activities	Total
Additions to property, plant and equipment	$224,300	$163,604	$25,982	$11,875	$425,761

 Geographical Segments

The following tables represent revenue information regarding Hudbay's geographical segments for the years ended December 31, 2022 and 2021:

	2022	2021
Revenue by customer location [1]
Canada	$593,397	$515,967
Switzerland	251,963	166,261
China	247,880	349,143
United States	168,470	219,853
Singapore	65,750	80,668
Hong Kong	62,608	-
Philippines	34,389	4,050
Chile	33,557	10,773
United Kingdom	3,356	-
Japan	66	20,524
Peru	-	82,598
Germany	-	37,335
Other	4	14,826
	$1,461,440	$1,501,998

[1] Presented based on the ultimate destination of the product if known. If the eventual destination of the product sold through traders is not known then revenue is allocated to the location of the customer's business office and not the ultimate destination of the product.

During the year ended December 31, 2022, five customers accounted for approximately 26%, 11%, 8%, 5%, and 5% respectively, of total revenue during the year. Revenue from these customers has been presented in the Manitoba and Peru operating segments.

During the year ended December 31, 2021, five customers accounted for approximately 28%, 11%, 5%, 5% and 5% respectively, of total revenue during the year. Revenue from these customers has been presented in the Manitoba and Peru operating segments.